Financial Assets and Financial Liabilities - Additional Information (Detail) ¥ in Millions	12 Months Ended
	Dec. 31, 2017 CNY (¥) Contracts	Dec. 31, 2016 CNY (¥)
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Percentage of operating expense accounted for by aircraft fuel	25.00%	21.00%
Number of open crude oil option contracts | Contracts	0
Balance due from BSP agents	¥ 2,124	¥ 2,630
Fuel price risk [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Percentage change in fuel price	5.00%	5.00%
Increase in fuel cost due to a potential increase in fuel prices [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in fuel costs due to a potential change in fuel prices	¥ 1,257	¥ 981
Decrease in fuel cost due to a potential decrease in fuel prices [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in fuel costs due to a potential change in fuel prices	(1,257)	(981)
Forward foreign exchange contracts [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Notional value	5,415
Billing and settlements plan agents [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Balance due from BSP agents	¥ 717	¥ 922